Risk information - Maximum exposure to credit risk (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 SEK (kr)
Risk information
Risk weight for standardized approach when no external rating is available		100.00%
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		kr 67,786	kr 59,614
Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		357,239	351,895
Cash and cash equivalents | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		5,219	3,482
Treasuries/government bonds | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		4,150	11,525
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		52,973	41,657
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		49,039	51,922
Loans to credit institutions | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		26,756	12,560
Loans to the public | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		276,225	283,931
Derivatives | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		10,643	kr 6,432
Shares | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		kr 20